OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2018
Other Assets [Abstract]
Schedule of Other Assets
Other assets as of June 30, 2018 and 2017 consisted of:

	2018	2017
Deposits for other loans (Note 10)	$604,748	$590,616
Prepaid insurance	-	166,250
Advance payment to third party companies	41,921	52,517
Other receivables	7,910	6,601
	$654,579	$815,984